NET TRADING INCOME (Details) - Schedule of Net Trading Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Net Trading Income [Abstract]
Foreign exchange translation (losses) gains	£ (174)	£ 1,363	£ (80)
Gains on foreign exchange trading transactions	517	542	335
Total foreign exchange	343	1,905	255
Investment property gains (losses) (note 26)	230	(83)	416
Securities and other gains (see below)	11,244	16,723	3,043
Net trading income	£ 11,817	£ 18,545	£ 3,714